Leases (Annual Future Lease Commitments) (Details) $ in Millions	12 Months Ended
May 29, 2016 USD ($)
Leases [Abstract]
Capital lease, 2017	$ 5.9
Capital lease, 2018	6.0
Capital lease, 2019	6.0
Capital lease, 2020	6.1
Capital lease, 2021	6.0
Capital lease, Thereafter	49.0
Capital lease, Total future lease commitments	79.0
Capital lease, Less imputed interest (at 6.5%)	(27.0)
Capital lease, Present value of future lease commitments	52.0
Capital lease, Less current maturities	(2.7)
Obligations under capital leases, net of current installments	49.3
Financing lease, 2017	7.1
Financing lease, 2018	7.2
Financing lease, 2019	7.4
Financing lease, 2020	7.5
Financing lease, 2021	7.6
Financing lease, Thereafter	115.8
Financing lease, Total future lease commitments	152.6
Financing lease, Less imputed interest (various)	(76.6)
Financing lease, Present value of future lease commitments	76.0
Financing lease, Less current maturities	(1.3)
Obligations under financing leases, net of current maturities	74.7
Operating lease, 2017	297.6
Operating lease, 2018	287.6
Operating lease, 2019	271.5
Operating lease, 2020	255.2
Operating lease, 2021	232.8
Operating lease, Thereafter	1,484.6
Operating lease, Total future lease commitments	$ 2,829.3
Capital lease, imputed interest (percentage)	6.50%